ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Beginning balance	$ 1,277,091	$ 384,311
Provision for doubtful accounts	59,086	892,780
Ending balance	$ 1,336,177	$ 1,277,091